INCOME TAXES (Tables)	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Abstract]
Summary of components of income tax expense
Income tax expense consists of the following:

	2012	2011	2010
Current:
Federal	$—	$—	$192
Foreign	413	629	111
State and local	68	(264)	640
	$481	$365	$943

Deferred:
Federal	$—	$75,068	$4,367
Foreign	53	(104)	—
State and local	—	16,366	588
	$53	$91,330	$4,955
Total	$534	$91,695	$5,898

Summary of consolidated pretax (loss) income
Consolidated pretax (loss) income is comprised of the following sources:

	2012	2011	2010

U.S. pretax (loss) income	$(29,326)	$(35,538)	$12,586
Non-U.S. pretax income	1,384	1,800	1,110

Total	$(27,942)	$(33,738)	$13,696

Summary deferred tax assets and liabilities
The components of the net current deferred tax liability and net long-term deferred tax asset consist of the following:

	December 30, 2012	January 1, 2012
Current deferred tax:
Allowance for doubtful accounts	$886	$1,162
Inventories	(4,031)	(6,620)
Compensation and benefits	4,375	5,824
Other	3,404	4,909

Total current tax asset	4,634	5,275
Less: valuation allowance	(6,343)	(8,162)

Net current deferred tax liability	$(1,709)	$(2,887)

Long-term deferred tax:
Depreciation	$(1,524)	$(4,268)
Goodwill and intangible assets	550	2,475
Pension	97,755	91,177
Capital loss carryforwards	20,575	14,536
Net operating loss carryforward	33,859	29,875
Federal tax credit	1,600	1,600
Other	6,238	6,184

Total long-term tax asset	159,053	141,579
Less: valuation allowance	(136,288)	(117,583)

Net long-term deferred tax asset	$22,765	$23,996

Net deferred tax asset	$21,056	$21,109

Summary of the statutory federal income tax rate and effective tax rate
The reconciliation of the statutory federal income tax rate and the effective tax rate follows:

	2012	2011	2010

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	(0.6)	4.8	5.8
Change in cash surrender value	0.4	(0.6)	(1.2)
Meals and entertainment	(0.4)	(0.6)	1.2
Change in unrecognized tax benefits	0.6	1.2	1.4
Adjustment to prior year tax accruals	0.1	(0.2)	2.1
Foreign statutory rate differential	0.2	0.3	—
Rate adjustment to deferred taxes	—	(2.1)	—
Deficiencies on equity awards	(2.4)	(0.4)	0.7
Valuation allowance	(34.7)	(309.3)	(2.0)
Permanent and other items	(0.1)	0.1	0.1

Effective tax rate	(1.9)%	(271.8)%	43.1%

Summary of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010

Balance at beginning of year	$1,375	$1,912	$1,755
Adjustments for tax positions of current year	490	—	—
Adjustments for tax positions of prior years	—	—	157
Reductions from lapse of applicable statute of limitations	(236)	(486)	—
Settlements	—	(51)	—

Balance at end of year	$1,629	$1,375	$1,912